ACQUISITION OF LA PRECIOSA (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Plant And Equipment	$ 50,482,000	$ 44,056,000	$ 35,675,000
Fair values of the Assets acquired and Liabilities
Statement [Line Items]
Cash Paid	15,301,000
Note Payable	4,665,000
Common Shares	14,630,000
Share Purchase Warrants	2,240,000
Total Purchase Consideration	36,836,000
Transaction Costs	270,000
Total Acquisition Cost	37,106,000
Cash	168,000
Other Current Assets	1,121,000
Plant And Equipment	1,621,000
Exploration And Evaluation Assets	34,524,000
Accounts payable	(328,000)
Net Assets Acquired	$ 37,106,000